Financial Risk Factors and Risk Management - Interest Rate Risk Exposure (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	€ 30	€ 20
Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	7,720	4,580
Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	1,710	1,990
Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	4,830	4,810
Average | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	30	20
Average | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	6,250	5,140
Average | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	2,070	3,180
Average | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	4,820	4,780
Highest | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	30	20
Highest | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	7,720	5,770
Highest | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	2,950	3,930
Highest | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	4,830	5,100
Lowest | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	20	20
Lowest | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	4,670	4,580
Lowest | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	1,700	1,990
Lowest | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	€ 4,810	€ 4,300